CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Current assets	$ 32,086
Provisional monthly payments (advances), Current assets		$ 36,788
Other recoverable credits, Current assets	9,171	5,532
Total assets by current tax, Current assets	41,257	42,320
Non-current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Non-current assets
Other recoverable credits, Non-current assets
Total assets by current tax, Non-current assets
Total assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Total assets	32,086	36,788
Other recoverable credits, Total assets	9,171	5,532
Total assets by current tax, Total assets	$ 41,257	$ 42,320